Note Investment Securities Available for Sale (Investment securities available- for-sale - Additional Information) (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule of Available-for-sale Securities [Line Items]
Other Than Temporary Impairment Losses Investments Portion Recognized In Earnings Net			$ 8,299	$ 209	$ 14,445
Proceeds from sale of investment securities available for sale			14,992	5,259	96,760
Net (loss) gain and valuation adjustments on investment securities			334	1,962	$ 141
Gross Unrealized Losses		$ 112,936	133,085	112,936
COFINA | AFS Securities Sold [Member]
Schedule of Available-for-sale Securities [Line Items]
Net (loss) gain and valuation adjustments on investment securities	$ 100
Obligations of Puerto Rico, States and political subdivisions
Schedule of Available-for-sale Securities [Line Items]
Gross Unrealized Losses		6,253	$ 59	$ 6,253
Obligations of Puerto Rico, States and political subdivisions | AFS Securities Sold [Member]
Schedule of Available-for-sale Securities [Line Items]
Proceeds from sale of investment securities available for sale		882
Net (loss) gain and valuation adjustments on investment securities		$ 30